Cash flow information (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Cash Flow Information [Abstract]
Investment properties	$ 155,602	$ (9,743)
Property, plant and equipment	(7,776)	(62,036)
Trading properties	155
Intangible assets	3,232	(13,759)
Investments in associates and joint ventures	2,517	(812)
Biological assets	(74)
Deferred income tax	1	(269)
Trade and other receivables	(8,668)	(26,404)
Right-of-use assets	(3,977)
Investment in financial assets	13,544	(6,329)
Derivative financial instruments	(37)	(51)
Inventories	(2,170)	(13,110)
Restricted assets	214	(203)
Trade and other payables	2,218	50,898
Lease liabilities	2,077
Salaries and social security liabilities	70	5,312
Borrowings	(87,016)	46,804
Provisions	46	960
Income tax and MPIT liabilities	(99)	16
Deferred income tax liabilities	(19,882)	6,217
Employee benefits	107	2,790
Net amount of non-cash assets incorporated / held for sale	50,084	(19,719)
Cash and cash equivalents	(4,393)	(12,350)
Non-controlling interest	50,745	16,296
Goodwill	347	164
Net amount of assets incorporated / held for sale	96,783	(15,609)
Interest held before acquisition		(1,049)
Seller financing		(84)
Foreign exchange losses		602
Fair value of interest held before business combination		(1,259)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ 96,783	$ (17,399)